Shareholders’ (Deficiency) Equity (Details)		1 Months Ended			12 Months Ended
	Jul. 06, 2021	Nov. 30, 2020 shares	Jul. 31, 2019 USD ($) shares	Apr. 30, 2016 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Shareholders’ (Deficiency) Equity (Details) [Line Items]
Stock split ratio	0.905292
Number of vote entitled	1
Number of warrants issued		67,897		67,897
Warrants exercised		90,529			1,556,817
Unrecognized compensation costs (in Dollars) | $					$ 16,301,000
Weighted average period			3 years 10 days
Weighted average exercise price (in Dollars) | $					8,080.00	$ 9,810	$ 4,420
Fair value of options granted (in Dollars) | $					$ 3,760	$ 4,450	$ 760
Warrants to investors description					(i)As part of 2016 investment round, the Company granted the investors 6,789,694 Warrants. In December 2019, these Warrants were exercised into 5,316,493 Ordinary shares of no-par value, of them 1,412,520 were exercised on a cash basis in consideration of approximately $1,560, and 5,377,174 were exercised on a cashless basis at a ratio of approximately 0.73 Ordinary share per exercised Warrant. (ii) As part of the 2018 SPA, the Company granted 9,053 Warrants to Ordinary shares to a public service foundation in Israel. The Warrants were exercised on July 15, 2021 into 9,053 Ordinary shares of no-par value with no consideration. (iii) In July 2019, as part of the investment round of HekaBio K.K, the investors received 651,067 Warrants to Ordinary shares with an exercise price of $5.04 to be exercise within 4 years from grant date. During the year ended December 31, 2022, all 651,067 Warrants were exercised into 308,540 ordinary shares of the Company. (iv) In April 2020, 879,609 Warrants were exercised into 556,548 Ordinary shares of no-par value, for $30 received in cash and the rest exercised on a cashless basis. (v) Upon completion of the Merger, the 3,880,777 warrants convertible into Preferred A Shares of the Company were converted into an identical number of warrants convertible into ordinary shares of the Company until September 2024 at an exercise price of $3.87 (see also notes 2 n and 10).
Warrants are outstanding					2,323,960
Exercised grant period				7 years
Warrant [Member]
Shareholders’ (Deficiency) Equity (Details) [Line Items]
Number of warrants issued					1,160,016
Ordinary shares issued					144,423
Ordinary shares [Member]
Shareholders’ (Deficiency) Equity (Details) [Line Items]
Stock split ratio	0.905292
Share Option Plan [Member]
Shareholders’ (Deficiency) Equity (Details) [Line Items]
Ordinary shares issued					13,160,768	18,192,586
Option granted period					10 years
Public Warrants [Member]
Shareholders’ (Deficiency) Equity (Details) [Line Items]
Warrants exercised					144,423
HekaBio K K [Member]
Shareholders’ (Deficiency) Equity (Details) [Line Items]
Consideration for issuance of shares (in Dollars) | $			$ 5,250,000
Number of shares issued			1,302,132
Number of warrants issued			651,067
Warrants exercised					651,067
Ordinary shares issued					308,540